Income Taxes - Summary of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	35.00%	35.00%
Impact from 2017 Tax Act	(3.30%)	(41.70%)
Effect of statutory depletion	(3.40%)	(5.60%)	(5.40%)
State income taxes, net of federal tax benefit	2.80%	1.50%	1.50%
Stock based compensation	(0.50%)	(1.00%)	(0.10%)
Domestic production deduction		(2.20%)	(2.00%)
Other items	1.70%	(1.30%)	0.90%
Effective income tax rate	18.30%	(15.30%)	29.90%